Stockholders' Equity (Details) (USD $) In Thousands, unless otherwise specified	Unrealized Gain on Securities		Unrecognized Net Pension and Postretirement Costs		Accumulated Other Comprehensive (Loss) Income	Total
Balance at the beginning at Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss)
Current period other comprehensive (loss) income, net of tax					$ 485	$ 485
Balance at the end at Dec. 31, 2012	3,266	[1]	(1,441)	[2]	1,825
Accumulated Other Comprehensive Income (Loss)
Other comprehensive (loss) income, before reclassifications	(6,980)	[1]	3,378	[2]	(3,602)
Amounts reclassified from accumulated other comprehensive income	(778)	[1]	110	[2]	(668)
Current period other comprehensive (loss) income, before tax	(7,758)	[1]	3,488	[2]	(4,270)
Income tax benefit (expense)	3,001	[1]	(1,325)	[2]	1,676
Current period other comprehensive (loss) income, net of tax	(4,757)	[1]	2,163	[2]	(2,594)	(2,594)
Balance at the end at Dec. 31, 2013	(1,491)	[1]	722	[2]	(769)	(769)
Accumulated Other Comprehensive Income (Loss)
Other comprehensive (loss) income, before reclassifications	2,770	[1]	(3,568)	[2]	(798)
Amounts reclassified from accumulated other comprehensive income	(20)	[1]	79	[2]	59
Current period other comprehensive (loss) income, before tax	2,750	[1]	(3,489)	[2]	(739)
Income tax benefit (expense)	(1,045)	[1]	1,325	[2]	280
Current period other comprehensive (loss) income, net of tax	1,705	[1]	(2,164)	[2]	(459)	(459)
Balance at the end at Dec. 31, 2014	$ 214	[1]	$ (1,442)	[2]	$ (1,228)	$ (1,228)

[1]	The pre-tax amounts reclassified from accumulated other comprehensive (loss) income are included in gain on sale of investment securities in the consolidated statements of income.
[2]	The pre-tax amounts reclassified from accumulated other comprehensive income are included in the computation of net periodic pension cost. See Note 11.